Leases	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2021	4,974	330	5,304
Additions	286	—	286
Disposals	(315)	—	(315)
Effects of foreign exchange	(528)	(41)	(569)
Balance – September 30, 2022	4,417	289	4,706

	Premises	Others	Total

Accumulated amortization
Balance – December 31, 2021	2,037	208	2,245
Amortization	707	51	758
Disposals	(42)	—	(42)
Effects of foreign exchange	(270)	(33)	(303)
Balance – September 30, 2022	2,432	226	2,658

Carrying value
Net balance – December 31, 2021	2,937	122	3,059
Net balance – September 30, 2022	1,985	63	2,048

The Company’s lease obligations are as follows:

2022
$
Balance – December 31, 2021	4,001
Additions	286
Interest accretion	207
Lease repayments	(1,044)
Effects of foreign exchange	(349)
Balance – September 30, 2022	3,101

Current	1,253
Non-current	1,848
3,101
Expenses incurred for the three and nine months ended September 30, 2022 relating to short-term leases and leases of low-value assets were $47 and $163, respectively (2021 - $76 and $234).